Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2020
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2020			December 31, 2019
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,846	11,774	323,664	3,998	12,367	304,242
Currency-related contracts	3,249	11,236	153,838	2,734	6,933	182,668
Equity-related contracts	457	620	15,598	236	584	16,387
Contracts related to commodities, credit risk, etc.	11	1,765	7,513	—	172	1,997
Total derivatives	7,563	25,395	500,613	6,968	20,056	505,294

of which derivatives used for economic hedges,	December 31, 2020			December 31, 2019
accounted for as held-for-trading under IFRS 9	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,357	12,226	132,228	2,568	11,455	140,829
Currency-related contracts	1,423	10,310	132,029	1,544	4,708	153,707
Equity-related contracts	457	620	15,598	236	584	16,387
Contracts related to commodities, credit risk, etc.	11	1,765	7,513	0	172	1,997
Total derivatives	4,248	24,921	287,368	4,348	16,919	312,920

	December 31, 2020			December 31, 2019
of which derivatives in fair-value hedges	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,489	-453	191,435	1,430	912	163,413
Currency-related contracts	1,826	927	21,810	1,190	2,225	28,961
Total derivatives	3,315	474	213,245	2,620	3,137	192,374
1	The nominal amount of the instruments directly affected by the IBOR reform amounts to Skr 81,581 million (year-end 2019: Skr 87,915 million).

Maturity analysis of the nominal amounts[1] of hedging instruments

	December 31, 2020
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	4	17	146	7,042	11,089
Hedge of fixed rate liabilities	—	9,809	34,739	126,023	2,607
Currency-related contracts
Hedge of fixed rate assets	41	61	427	3,240	633
Hedge of fixed rate liabilities	—	425	1,920	11,066	4,491

	December 31, 2019
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	116	225	2,254	4,960	9,296
Hedge of fixed rate liabilities	—	—	38,724	103,823	3,776
Currency-related contracts
Hedge of fixed rate assets	6	26	644	2,030	430
Hedge of fixed rate liabilities	—	421	7,920	12,876	4,882
1	Nominal amounts before off-set.

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2020		December 31, 2019
Assets		Fair -value hedge		Fair -value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	9,778	598	6,716	547
Loans to credit institutions	969	4	332	5
Loans to the public	13,032	1,044	14,353	930
Total	23,779	1,646	21,401	1,482

	December 31, 2020		December 31, 2019
Liabilities		Fair -value hedge		Fair -value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	195,460	5,454	174,477	4,102
Total	195,460	5,454	174,477	4,102

Schedule of cash flow hedges reclassified to profit or loss

Skr mn	2020	2019
Interest income	—	8
Interest expense	—	—
Total[1]	—	8
1	Relates to previously terminated cash flow hedges where comprehensive income is allocated over the previously hedged item’s remaining -maturity.

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2020	Dec 31, 2019
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	9,912	7,948
Amounts offset in the Statement of Financial Position	-2,349	-980
Net amounts of financial assets -presented in the Statement of -Financial Position	7,563	6,968
Amounts subject to an enforceable master netting arrangement or -similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,354	-3,799
Cash collateral received	-2,502	-2,352
Net amount	2,707	817

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2020	Dec 31, 2019
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	27,744	21,036
Amounts offset in the Statement of Financial Position	-2,349	-980
Net amounts of financial liabilities presented in the Statement of Financial Position	25,395	20,056
Amounts subject to an enforceable master netting arrangement or -similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,354	-3,799
Cash collateral paid	-20,172	-15,871
Net amount	2,869	386